Income tax (Details 3) $ in Millions, $ in Millions	Jun. 30, 2023 ARS ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 ARS ($)
Statement [Line Items]
Deferred income tax assets		$ 19,760	$ 11,636
Deferred income tax liabilities		213,351	262,104
Deferred income tax liabilities		$ (213,351)	(262,104)
Total deferred income tax (liabilities) assets, net	$ (193,591)		(250,468)
Recovered After More Than 12 Months [Member]
Statement [Line Items]
Deferred income tax assets	11,727		5,025
Deferred income tax liabilities	(191,373)		(235,560)
Deferred income tax liabilities	191,373		235,560
Less than 1 year [Member]
Statement [Line Items]
Deferred income tax assets	8,033		6,611
Deferred income tax liabilities	(21,978)		(26,544)
Deferred income tax liabilities	$ 21,978		$ 26,544